TRADE PAYABLES AND OTHER (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of trade payables and accrued liabilities

As at December 31
($ millions)	2023	2022
Trade payables	555	571
Other payables & accrued liabilities	580	545
Related party payables	1	150
Total trade payables and other	1,136	1,266